Loans Measured at Amortized Cost Details of Loans for Other Banks(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Details Of Loans Other Than Banks Line Items [Line Items]
Loans to banks	₩ 5,577,046	₩ 4,010,814
Loans measured at amortized cost
Details Of Loans Other Than Banks Line Items [Line Items]
Loans to banks	5,577,728	4,011,246
Allowances for credit losses
Details Of Loans Other Than Banks Line Items [Line Items]
Loans to banks	₩ (682)	₩ (432)